(Delaware Tax-Free USA Fund)
What is the Fund's investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Tax-Free USA Fund)	Class A	Class B		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Tax-Free USA Fund)		Class A	Class B	Class C	Institutional Class
Management fees		0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.24%	1.00%	1.00%	none
Other expenses		0.15%	0.15%	0.15%	0.15%
Total annual fund operating expenses		0.93%	1.69%	1.69%	0.69%
Fee waivers and expense reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.80%	1.56%	1.56%	0.56%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Tax-Free USA Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	528	721	929	1,530
Class B	559	745	1,056	1,785
Class C	259	520	906	1,987
Institutional Class	57	208	371	846

Expense Example, No Redemption (Delaware Tax-Free USA Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	159	520	906	1,785
Class C	159	520	906	1,987

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 9.38%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.63% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.71% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Tax-Free USA Fund)	Label	1 Year	5 Years	10 Years or lifetime	Lifetime
Class A		5.60%	3.45%	4.67%
Class A after taxes on distributions		5.60%	3.45%	4.67%
Class A after taxes on distributions and sale of Fund shares		5.14%	3.55%	4.63%
Class B		5.89%	3.37%	4.50%
Class C		8.88%	3.64%	4.36%
Institutional Class	(lifetime: 12/31/08-12/31/11)	10.93%			10.32%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Tax-Free USA Intermediate Fund)
What is the Fund's investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Tax-Free USA Intermediate Fund)	Class A	Class B		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	2.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Tax-Free USA Intermediate Fund)		Class A	Class B	Class C	Institutional Class
Management fees		0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none
Other expenses		0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses		0.97%	1.67%	1.67%	0.67%
Fee waivers and expense reimbursements	[1]	(0.22%)	(0.07%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.75%	1.60%	1.60%	0.60%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 28, 2012 through December 27, 2013 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Tax-Free USA Intermediate Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	349	554	776	1,413
Class B	363	620	901	1,533
Class C	263	520	901	1,970
Institutional Class	61	207	366	828

Expense Example, No Redemption (Delaware Tax-Free USA Intermediate Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	163	520	901	1,533
Class C	163	520	901	1,970

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 5.27%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.88% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.05% for the quarter ended December 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Tax-Free USA Intermediate Fund)	Label	1 Year	5 Years	10 Years or lifetime	Lifetime
Class A		5.80%	3.92%	4.73%
Class A after taxes on distributions		5.80%	3.92%	4.73%
Class A after taxes on distributions and sale of Fund shares		4.87%	3.84%	4.59%
Class B		5.75%	3.60%	4.56%
Class C		6.75%	3.61%	4.13%
Institutional Class	(lifetime: 12/31/08-12/31/11)	8.86%			7.83%
Barclays 3���15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.62%	5.74%	5.35%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

[1]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

(Delaware Tax-Free USA Fund)
What is the Fund's investment objective?

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Tax-Free USA Fund)	Class A	Class B		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Tax-Free USA Fund)		Class A	Class B	Class C	Institutional Class
Management fees		0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.24%	1.00%	1.00%	none
Other expenses		0.15%	0.15%	0.15%	0.15%
Total annual fund operating expenses		0.93%	1.69%	1.69%	0.69%
Fee waivers and expense reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.80%	1.56%	1.56%	0.56%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Tax-Free USA Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	528	721	929	1,530
Class B	559	745	1,056	1,785
Class C	259	520	906	1,987
Institutional Class	57	208	371	846

Expense Example, No Redemption (Delaware Tax-Free USA Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	159	520	906	1,785
Class C	159	520	906	1,987

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 9.38%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.63% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.71% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Tax-Free USA Fund)	Label	1 Year	5 Years	10 Years or lifetime	Lifetime
Class A		5.60%	3.45%	4.67%
Class A after taxes on distributions		5.60%	3.45%	4.67%
Class A after taxes on distributions and sale of Fund shares		5.14%	3.55%	4.63%
Class B		5.89%	3.37%	4.50%
Class C		8.88%	3.64%	4.36%
Institutional Class	(lifetime: 12/31/08-12/31/11)	10.93%			10.32%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Tax-Free USA Intermediate Fund)
What is the Fund's investment objective?

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Tax-Free USA Intermediate Fund)	Class A	Class B		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	2.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Tax-Free USA Intermediate Fund)		Class A	Class B	Class C	Institutional Class
Management fees		0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none
Other expenses		0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses		0.97%	1.67%	1.67%	0.67%
Fee waivers and expense reimbursements	[1]	(0.22%)	(0.07%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.75%	1.60%	1.60%	0.60%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 28, 2012 through December 27, 2013 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Tax-Free USA Intermediate Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	349	554	776	1,413
Class B	363	620	901	1,533
Class C	263	520	901	1,970
Institutional Class	61	207	366	828

Expense Example, No Redemption (Delaware Tax-Free USA Intermediate Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	163	520	901	1,533
Class C	163	520	901	1,970

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 5.27%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.88% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.05% for the quarter ended December 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Tax-Free USA Intermediate Fund)	Label	1 Year	5 Years	10 Years or lifetime	Lifetime
Class A		5.80%	3.92%	4.73%
Class A after taxes on distributions		5.80%	3.92%	4.73%
Class A after taxes on distributions and sale of Fund shares		4.87%	3.84%	4.59%
Class B		5.75%	3.60%	4.56%
Class C		6.75%	3.61%	4.13%
Institutional Class	(lifetime: 12/31/08-12/31/11)	8.86%			7.83%
Barclays 3���15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.62%	5.74%	5.35%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

[1]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Tax-Free USA Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
(Delaware Tax-Free USA Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Delaware Tax-Free USA Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Tax-Free USA Intermediate Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Delaware Tax-Free USA Intermediate Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	2.00%	[2]
(Delaware Tax-Free USA Intermediate Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Class A
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	0.24%
Other expenses	0.15%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
(Delaware Tax-Free USA Fund) | Class B
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.56%
(Delaware Tax-Free USA Fund) | Class C
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.56%
(Delaware Tax-Free USA Fund) | Institutional Class
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.13%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.18%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.22%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.67%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 28, 2012 through December 27, 2013 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Class A
Bar Chart Table:
Annual Return 2002	8.72%
Annual Return 2003	6.69%
Annual Return 2004	5.22%
Annual Return 2005	3.80%
Annual Return 2006	5.16%
Annual Return 2007	0.67%
Annual Return 2008	(6.81%)
Annual Return 2009	16.14%
Annual Return 2010	2.98%
Annual Return 2011	10.61%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.10%
Annual Return 2003	6.10%
Annual Return 2004	4.93%
Annual Return 2005	3.45%
Annual Return 2006	4.20%
Annual Return 2007	1.74%
Annual Return 2008	(1.02%)
Annual Return 2009	11.38%
Annual Return 2010	2.24%
Annual Return 2011	8.75%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years or lifetime	5.38%
(Delaware Tax-Free USA Fund) | Class A
Average Annual Return:
1 Year	5.60%
5 Years	3.45%
10 Years or lifetime	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions
Average Annual Return:
1 Year	5.60%
5 Years	3.45%
10 Years or lifetime	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.14%
5 Years	3.55%
10 Years or lifetime	4.63%
(Delaware Tax-Free USA Fund) | Class B
Average Annual Return:
1 Year	5.89%
5 Years	3.37%
10 Years or lifetime	4.50%
(Delaware Tax-Free USA Fund) | Class C
Average Annual Return:
1 Year	8.88%
5 Years	3.64%
10 Years or lifetime	4.36%
(Delaware Tax-Free USA Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/08-12/31/11)
1 Year	10.93%
5 Years
Lifetime	10.32%
(Delaware Tax-Free USA Intermediate Fund) | Barclays 3���15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.62%
5 Years	5.74%
10 Years or lifetime	5.35%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Average Annual Return:
1 Year	5.80%
5 Years	3.92%
10 Years or lifetime	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions
Average Annual Return:
1 Year	5.80%
5 Years	3.92%
10 Years or lifetime	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.87%
5 Years	3.84%
10 Years or lifetime	4.59%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Average Annual Return:
1 Year	5.75%
5 Years	3.60%
10 Years or lifetime	4.56%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Average Annual Return:
1 Year	6.75%
5 Years	3.61%
10 Years or lifetime	4.13%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/08-12/31/11)
1 Year	8.86%
5 Years
Lifetime	7.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP TAX FREE FUND
Central Index Key	dei_EntityCentralIndexKey	0000728352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2012
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
(Delaware Tax-Free USA Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free USA Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 9.38%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.63% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.71% for the quarter ended December 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011	[5]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Tax-Free USA Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years or lifetime	rr_AverageAnnualReturnYear10	5.38%
(Delaware Tax-Free USA Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,530
Annual Return 2002	rr_AnnualReturn2002	8.72%
Annual Return 2003	rr_AnnualReturn2003	6.69%
Annual Return 2004	rr_AnnualReturn2004	5.22%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	5.16%
Annual Return 2007	rr_AnnualReturn2007	0.67%
Annual Return 2008	rr_AnnualReturn2008	(6.81%)
Annual Return 2009	rr_AnnualReturn2009	16.14%
Annual Return 2010	rr_AnnualReturn2010	2.98%
Annual Return 2011	rr_AnnualReturn2011	10.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 9.38%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 9.63% for the quarter ended September 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.71% for the quarter ended December 31, 2010
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.67%
(Delaware Tax-Free USA Fund) | Class A | after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.63%
(Delaware Tax-Free USA Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	559
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	906
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,785
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.50%
(Delaware Tax-Free USA Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	906
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
1 Year	rr_AverageAnnualReturnYear01	8.88%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.36%
(Delaware Tax-Free USA Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	846
Label	rr_AverageAnnualReturnLabel	(lifetime: 12/31/08-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	10.32%
(Delaware Tax-Free USA Intermediate Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval. The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk ��� The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk ��� The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Call risk ��� The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Alternative minimum tax risk ��� If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Derivatives risk ��� Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Tax-Free USA Intermediate Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 5.27%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.88% for the quarter ended September 30, 2009, and its lowest quarterly return was -4.05% for the quarter ended December 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011	[5]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Tax-Free USA Intermediate Fund) | Barclays 3���15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.62%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years or lifetime	rr_AverageAnnualReturnYear10	5.35%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,413
Annual Return 2002	rr_AnnualReturn2002	9.10%
Annual Return 2003	rr_AnnualReturn2003	6.10%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	3.45%
Annual Return 2006	rr_AnnualReturn2006	4.20%
Annual Return 2007	rr_AnnualReturn2007	1.74%
Annual Return 2008	rr_AnnualReturn2008	(1.02%)
Annual Return 2009	rr_AnnualReturn2009	11.38%
Annual Return 2010	rr_AnnualReturn2010	2.24%
Annual Return 2011	rr_AnnualReturn2011	8.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 5.27%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 6.88% for the quarter ended September 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -4.05% for the quarter ended December 31, 2010
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.05%)
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.73%
(Delaware Tax-Free USA Intermediate Fund) | Class A | after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.59%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,533
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	901
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,533
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.56%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,970
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	901
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,970
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years or lifetime	rr_AverageAnnualReturnYear10	4.13%
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	828
Label	rr_AverageAnnualReturnLabel	(lifetime: 12/31/08-12/31/11)
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05
Lifetime	rr_AverageAnnualReturnSinceInception	7.83%
[1]	If you redeem Class B shares during the first year after you bought them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 2.00%, which declines to 1.00% during the second and third years, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 28, 2012 through December 27, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 28, 2012 through December 27, 2013 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[5]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.